DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 16, 2021	Dec. 15, 2021	Nov. 05, 2021	Feb. 22, 2018	Dec. 28, 2017	Apr. 29, 2019	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 17, 2017
Property, Plant and Equipment [Line Items]
Entity incorporation, date of incorporation							Apr. 05, 2005			Apr. 05, 2005
Sharesholder returned							161,704,695			161,704,695	133,702,938
Principal amount	$ 200,000
Accrued interest							$ 6,430			$ 3,676
Description of unpaid interest			The Convertible Note accrues interest at 10% per annum, is due on December 15, 2023, and the principal, together with any accrued but unpaid interest on the amount of principal, is convertible into shares of the Company’s common stock, $0.001 par value per share at DPL’s option at a conversion price of $0.01 per share.
Accrued interest per annum			10.00%
Restricted cash										$ 6,769
Pro forma weighted average shares outstanding, diluted							20,991,730	18,143,200	17,415,774	19,867,774
Wrote-off fixed assets										$ 2,323
Impairments charges										1,748	7,000
Impairment, long-lived asset, held-for-use											0
Inventory net											$ 10,926
Wrote off expired inventory										$ 10,911
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life										5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life										7 years
Promissory Notes [Member]
Property, Plant and Equipment [Line Items]
Accrued interest			$ 1,529
President [Member]
Property, Plant and Equipment [Line Items]
Percentage of own share						50.00%
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues				2,392,050	56,996,444
Percentage of own share				100.00%	100.00%
Sharesholder returned					13,900,000
Cannacure [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues						60,000,000
Mr Philippe Uhrik [Member]
Property, Plant and Equipment [Line Items]
Number of share sold												16,000,000
Digital Power Lending L L C [Member]
Property, Plant and Equipment [Line Items]
Aggregate principal amount			$ 100,000
Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues										24,000,000
Equity interest rate										100.00%
Principal amount		$ 101,529
Stock Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues	129,363,756
Equity interest rate	80.00%